Note 12 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 56,479
2022	56,968
2023	54,536
2024	391,056
2025 and thereafter	$ 30,565